Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2019
Cash And Cash Equivalents [Abstract]
Summary of Cash and Cash Equivalents Balance

Cash and cash equivalents represent cash on hand and demand deposits placed with banks or other financial institution. Cash and cash equivalents balance as of December 31, 2018 and 2019 primarily consist of the following currencies:

	As of December 31, 2018		As of December 31, 2019
		RMB		RMB
	Amount	equivalent	Amount	equivalent
RMB	332,702	332,702	569,772	569,772
US$	88,529	607,596	57,720	402,666
Total		940,298		972,438